                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05181

Morgan Stanley Value-Added Market Series - Equity Portfolio
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
   (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY VALUE-ADDED MARKET SERIES--EQUITY PORTFOLIO PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
FOR THE YEAR ENDED JUNE 30, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004

                                              S&P    LIPPER MULTI-
                                              500         CAP CORE
 CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)   FUNDS INDEX(2)
  27.26%    26.29%    26.31%    27.55%    19.11%            20.71%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The U.S. equity markets produced mixed results over the 12-month period ending June 30, 2004, rallying for the first half of the fiscal year, based on improving economic indicators, but adjusting to concerns over inflation, terrorism and investor confidence in the second. Throughout the first half of the period, consumer spending remained strong and investor confidence rose as corporate profits climbed in all sectors. While this early rally was supported by last summer's federal tax cut and the Federal Reserve's ability to keep interest rates extremely low, by February an especially strong labor report became enough to revive concerns that the low interest rates could not be maintained for long. Then in March the equity markets faced more uncertainty as convictions for corporate wrongdoing and a terrorist attack in Madrid made news. This negative mood was deepened by rising oil prices and fears about the economy. Although uncertainty over terrorism in particular remained a concern, strong labor and earnings reports in the final months of the period and the clear intention of the Federal Reserve to implement only measured interest rate increases supported a slight rally at the end of the period.

PERFORMANCE ANALYSIS

Morgan Stanley Value-Added Market Series-Equity Portfolio outperformed both the S&P 500 Index and the Lipper Multi-Cap Core Funds Index during the 12-month period ending June 30, 2004. Although the best-performing sectors for the 12-month period were basic materials and energy, the greatest contributors to the Fund's performance were the technology and consumer discretionary sectors, as a result of the Fund's capitalization-neutral weighting policy and the relative size of the sectors involved. Technology drove much of the Fund's outperformance, having been positioned for the strongest valuation recovery after suffering heavily in the bear market of 2001-2002. The Fund's capitalization-neutral weighting policy moved it toward smaller-cap information technology stocks that outpaced their large-cap counterparts for much of the period, with strong performers including Novell, Allegheny, AMD, Avaya and Autodesk. The consumer discretionary sector made gains over the year as consumers continued to spend, providing the second-largest contribution to Fund performance. The Fund's weighting approach also helped the performance of its health-care holdings during the year, as it removed the bias from the large-cap pharmaceutical companies, which underperformed the smaller caps.

A number of stock selections hindered Fund performance over the period. Some of the worst-performing securities included Delta, Winn Dixie, Mirant, Calpine and QLogic. Delta performed poorly as a result of rising energy prices and problematic negotiations with their airline pilots union. The regulatory environment of the past several years caused continued challenges for the independent power producers such as Calpine. Small holdings in Mirant hurt the Fund as that company's financial difficulties eventually led it to file for bankruptcy in mid July 2003. The Fund's holdings in QLogic similarly served to hinder performance when a negative earnings announcement led to a drop in the company's valuation.

   TOP 10 HOLDINGS

   Solectron Corp.                              0.2%
   Winn Dixie Stores, Inc.                      0.2
   Qualcomm Inc.                                0.2
   Waters Corp.                                 0.2
   Applied Micro Circuits Corp.                 0.2
   Tenet Healthcare Corp.                       0.2
   Amerada Hess Corp.                           0.2
   Monsanto Co                                  0.2
   Corning Inc.                                 0.2
   Adobe Systems, Inc.                          0.2

   TOP FIVE INDUSTRIES

   Electric Utilities                           5.0%
   Medical Specialties                          3.4
   Semiconductors                               3.0
   Major Banks                                  2.7
   Packaged Software                            2.6

DATA AS OF JUNE 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS REPRESENTED IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500"). THE FUND GENERALLY INVESTS IN EACH STOCK INCLUDED IN THE S&P 500 IN APPROXIMATELY EQUAL PROPORTIONS. THIS APPROACH DIFFERS FROM THE S&P 500 BECAUSE STOCKS IN THE S&P 500 ARE REPRESENTED IN PROPORTION TO THEIR MARKET VALUE OR MARKET-CAPITALIZATION. FOR EXAMPLE, THE 50 LARGEST COMPANIES IN THE S&P 500 REPRESENT APPROXIMATELY 60 PERCENT OF THE S&P 500'S VALUE; HOWEVER, THESE SAME 50 COMPANIES REPRESENT ROUGHLY 10 PERCENT OF THE FUND'S VALUE. THE FUND MAY INVEST IN FOREIGN SECURITIES REPRESENTED IN THE S&P 500, INCLUDING DEPOSITARY RECEIPTS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A COPY OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES; AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)

               CLASS B^     S&P 500(1)   LIPPER(2)
Jun-1994       $ 10,000       $ 10,000    $ 10,000
Jun-1995       $ 12,141       $ 12,607    $ 12,074
Jun-1996       $ 14,481       $ 15,885    $ 14,939
Jun-1997       $ 18,058       $ 21,394    $ 18,931
Jun-1998       $ 22,002       $ 27,849    $ 23,644
Jun-1999       $ 24,966       $ 34,185    $ 27,234
Jun-2000       $ 24,036       $ 36,662    $ 30,922
Jun-2001       $ 26,801       $ 31,222    $ 27,185
Jun-2002       $ 24,862       $ 25,611    $ 22,425
Jun-2003       $ 24,593       $ 25,677    $ 22,717
Jun-2004       $ 31,058       $ 30,583    $ 27,422

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JUNE 30, 2004

                                      CLASS A SHARES*     CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                                     (SINCE 07/28/97)    (SINCE 12/01/87)     (SINCE 07/28/97)     (SINCE 07/28/97)
  SYMBOL                                       VADAX               VADBX                VADCX                VADDX
  1 Year                                       27.26%(3)           26.29%(3)            26.31%(3)            27.55%(3)
                                               20.58(4)            21.29(4)             25.31(4)                --
  5 Years                                       5.24(3)             4.46(3)              4.47(3)              5.48(3)
                                                4.11(4)             4.18(4)              4.47(4)                --
  10 Years                                        --               12.00(3)                --                   --
                                                  --               12.00(4)                --                   --
  Since Inception                               8.05(3)            12.39(3)              7.26(3)              8.31(3)
                                                7.22(4)            12.39(4)              7.26(4)                --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON JUNE 30, 2004.

MORGAN STANLEY VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
            COMMON STOCKS (98.3%)
            ADVERTISING/
            MARKETING SERVICES (0.4%)
   235,242  Interpublic Group of
             Companies, Inc. (The)*                     $     3,229,873
    42,760  Omnicom Group, Inc.                               3,245,056
                                                        ---------------
                                                              6,474,929
                                                        ---------------
            AEROSPACE & DEFENSE (1.4%)
    68,162  Boeing Co.                                        3,482,397
    34,217  General Dynamics Corp.                            3,397,748
   104,416  Goodrich Corp.                                    3,375,769
    64,655  Lockheed Martin Corp.                             3,367,232
    62,414  Northrop Grumman Corp.                            3,351,632
    98,334  Raytheon Co.                                      3,517,407
   101,994  Rockwell Collins, Inc.                            3,398,440
                                                        ---------------
                                                             23,890,625
                                                        ---------------
            AGRICULTURAL COMMODITIES/
            MILLING (0.2%)
   200,816  Archer-Daniels-Midland Co.                        3,369,693
                                                        ---------------
            AIR FREIGHT/COURIERS (0.4%)
    41,582  FedEx Corp.                                       3,396,834
    43,821  United Parcel Service,
             Inc. (Class B)                                   3,294,025
                                                        ---------------
                                                              6,690,859
                                                        ---------------
            AIRLINES (0.4%)
   484,431  Delta Air Lines, Inc.*                            3,449,149
   205,688  Southwest Airlines Co.                            3,449,388
                                                        ---------------
                                                              6,898,537
                                                        ---------------
            ALTERNATIVE POWER
            GENERATION (0.2%)
   722,235  Calpine Corp.*                                    3,120,055
                                                        ---------------
            ALUMINUM (0.2%)
   101,079  Alcoa, Inc.                                       3,338,639
                                                        ---------------
            APPAREL/FOOTWEAR (1.1%)
    70,900  Cintas Corp.                                      3,379,803
    85,236  Jones Apparel Group, Inc.                         3,365,117
    90,802  Liz Claiborne, Inc.                               3,267,056
    43,571  Nike, Inc. (Class B)                              3,300,503
    88,722  Reebok International Ltd.                   $     3,192,218
    66,198  V.F. Corp.                                        3,223,843
                                                        ---------------
                                                             19,728,540
                                                        ---------------
            APPAREL/FOOTWEAR
            RETAIL (0.7%)
   134,395  Gap, Inc. (The)                                   3,259,079
   175,460  Limited Brands, Inc.                              3,281,102
    76,945  Nordstrom, Inc.                                   3,278,626
   128,100  TJX Companies, Inc. (The)                         3,092,334
                                                        ---------------
                                                             12,911,141
                                                        ---------------
            AUTO PARTS: O.E.M. (1.0%)
   169,687  Dana Corp.                                        3,325,865
   307,506  Delphi Corp.                                      3,284,164
    53,800  Eaton Corp.                                       3,483,012
    60,208  Johnson Controls, Inc.                            3,213,903
   284,033  Visteon Corp.                                     3,314,665
                                                        ---------------
                                                             16,621,609
                                                        ---------------
            AUTOMOTIVE AFTERMARKET (0.4%)
   147,746  Cooper Tire & Rubber Co.                          3,398,158
   354,994  Goodyear Tire &
             Rubber Co. (The)*                                3,226,895
                                                        ---------------
                                                              6,625,053
                                                        ---------------
            BEVERAGES: ALCOHOLIC (0.6%)
    61,306  Anheuser-Busch
             Companies, Inc.                                  3,310,524
    68,186  Brown-Forman
             Corp. (Class B)                                  3,291,338
    46,362  Coors (Adolph)
             Co. (Class B)                                    3,353,827
                                                        ---------------
                                                              9,955,689
                                                        ---------------
            BEVERAGES:
            NON-ALCOHOLIC (0.6%)
    65,736  Coca-Cola Co. (The)                               3,318,353
   119,619  Coca-Cola Enterprises Inc.                        3,467,755
   111,640  Pepsi Bottling
             Group, Inc. (The)                                3,409,486
                                                        ---------------
                                                             10,195,594
                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
            BIOTECHNOLOGY (1.1%)
    60,663  Amgen Inc.*                                 $     3,310,380
    54,315  Biogen Idec Inc.*                                 3,435,424
    75,484  Chiron Corp.*                                     3,369,606
    72,461  Genzyme Corp.*                                    3,429,579
    25,100  Gilead Sciences, Inc.*                            1,681,700
   140,863  MedImmune, Inc.*                                  3,296,194
                                                        ---------------
                                                             18,522,883
                                                        ---------------
            BROADCASTING (0.4%)
    90,229  Clear Channel
             Communications, Inc.                             3,333,962
   106,170  Univision Communications
             Inc. (Class A)*                                  3,390,008
                                                        ---------------
                                                              6,723,970
                                                        ---------------
            BUILDING PRODUCTS (0.4%)
    85,500  American Standard
             Companies, Inc.*                                 3,446,505
   106,341  Masco Corp.                                       3,315,712
                                                        ---------------
                                                              6,762,217
                                                        ---------------
            CABLE/SATELLITE TV (0.2%)
   117,286  Comcast Corp. (Class A)*                          3,287,527
                                                        ---------------
            CASINO/GAMING (0.4%)
    62,256  Harrah's Entertainment, Inc.                      3,368,050
    89,566  International Game
             Technology                                       3,457,248
                                                        ---------------
                                                              6,825,298
                                                        ---------------
            CHEMICALS: AGRICULTURAL (0.2%)
    92,823  Monsanto Co.                                      3,573,686
                                                        ---------------
            CHEMICALS:
            MAJOR DIVERSIFIED (1.2%)
    81,681  Dow Chemical Co. (The)                            3,324,417
    75,260  Du Pont (E.I.) de
             Nemours & Co.                                    3,343,049
    74,600  Eastman Chemical Co.                              3,448,758
   104,083  Engelhard Corp.                                   3,362,922
   279,101  Hercules Inc.*                                    3,402,241
    81,078  Rohm & Haas Co.                                   3,371,223
                                                        ---------------
                                                             20,252,610
                                                        ---------------
            CHEMICALS: SPECIALTY (0.8%)
    63,334  Air Products &
             Chemicals, Inc.                            $     3,321,868
   130,575  Great Lakes Chemical Corp.                        3,533,360
    84,216  Praxair, Inc.                                     3,361,061
    56,384  Sigma-Aldrich Corp.                               3,361,050
                                                        ---------------
                                                             13,577,339
                                                        ---------------
            COMMERCIAL PRINTING/
            FORMS (0.4%)
    76,821  Deluxe Corp.                                      3,341,714
   104,433  Donnelley (R.R.) & Sons Co.                       3,448,378
                                                        ---------------
                                                              6,790,092
                                                        ---------------
            COMPUTER
            COMMUNICATIONS (0.4%)
   207,131  Avaya Inc.*                                       3,270,599
   139,906  Cisco Systems, Inc.*                              3,315,772
                                                        ---------------
                                                              6,586,371
                                                        ---------------
            COMPUTER PERIPHERALS (0.6%)
   295,857  EMC Corp.*                                        3,372,770
    35,254  Lexmark International, Inc.*                      3,403,069
   160,702  Network Appliance, Inc.*                          3,459,914
                                                        ---------------
                                                             10,235,753
                                                        ---------------
            COMPUTER PROCESSING
            HARDWARE (1.2%)
   104,975  Apple Computer, Inc.*                             3,415,887
    93,722  Dell Inc.*                                        3,357,122
   740,088  Gateway, Inc.*                                    3,330,396
   158,260  Hewlett-Packard Co.                               3,339,286
    70,612  NCR Corp.*                                        3,501,649
   751,916  Sun Microsystems, Inc.*                           3,263,315
                                                        ---------------
                                                             20,207,655
                                                        ---------------
            CONSTRUCTION MATERIALS (0.2%)
    70,161  Vulcan Materials Co.                              3,336,156
                                                        ---------------
            CONTAINERS/PACKAGING (1.0%)
    45,600  Ball Corp.                                        3,285,480
   119,398  Bemis Company, Inc.                               3,372,994
   136,222  Pactiv Corp.*                                     3,397,377
    62,221  Sealed Air Corp.*                                 3,314,513
    48,304  Temple-Inland, Inc.                               3,345,052
                                                        ---------------
                                                             16,715,416
                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
            CONTRACT DRILLING (0.8%)
    72,461  Nabors Industries,
             Ltd. (Bermuda)*                            $     3,276,686
    88,082  Noble Corp.*                                      3,337,427
   142,770  Rowan Companies, Inc.*                            3,473,594
   118,212  Transocean Inc.*                                  3,421,055
                                                        ---------------
                                                             13,508,762
                                                        ---------------
            DATA PROCESSING
            SERVICES (1.5%)
    62,198  Affiliated Computer
             Services, Inc. (Class A)*                        3,292,762
    77,601  Automatic Data
             Processing, Inc.                                 3,249,930
    75,236  Computer Sciences Corp.*                          3,493,207
   222,978  Convergys Corp.*                                  3,433,861
    75,945  First Data Corp.                                  3,381,071
    85,260  Fiserv, Inc.*                                     3,315,761
   100,650  Paychex, Inc.                                     3,410,022
   126,571  SunGard Data
             Systems Inc.*                                    3,290,846
                                                        ---------------
                                                             26,867,460
                                                        ---------------
            DEPARTMENT STORES (1.1%)
   148,455  Dillard's, Inc.
             (Class A)                                        3,310,547
    66,966  Federated Department
             Stores, Inc.                                     3,288,031
    76,235  Kohl's Corp.*                                     3,223,216
   115,760  May Department Stores Co.                         3,182,242
    87,502  Penney (J.C.) Co., Inc.                           3,304,076
    83,908  Sears, Roebuck & Co.                              3,168,366
                                                        ---------------
                                                             19,476,478
                                                        ---------------
            DISCOUNT STORES (1.1%)
   217,281  Big Lots, Inc.*                                   3,141,883
    81,220  Costco Wholesale Corp.*                           3,335,705
   163,606  Dollar General Corp.                              3,200,133
   103,305  Family Dollar Stores, Inc.                        3,142,538
    74,092  Target Corp.                                      3,146,687
    62,719  Wal-Mart Stores, Inc.                             3,309,054
                                                        ---------------
                                                             19,276,000
                                                        ---------------
            DRUGSTORE CHAINS (0.4%)
    81,688  CVS Corp.                                   $     3,432,530
    91,858  Walgreen Co.                                      3,326,178
                                                        ---------------
                                                              6,758,708
                                                        ---------------
            ELECTRIC UTILITIES (5.0%)
   344,502  AES Corp. (The)*                                  3,420,905
   225,086  Allegheny Energy, Inc.*                           3,468,575
    75,191  Ameren Corp.                                      3,230,205
   103,015  American Electric
             Power Co., Inc.                                  3,296,480
   283,900  CenterPoint Energy, Inc.                          3,264,850
    85,431  Cinergy Corp.                                     3,246,378
   358,757  CMS Energy Corp.*                                 3,275,451
    81,762  Consolidated Edison, Inc.                         3,250,857
    86,418  Constellation Energy
             Group, Inc.                                      3,275,242
    51,531  Dominion Resources, Inc.                          3,250,575
    81,600  DTE Energy Co.                                    3,308,064
   161,758  Duke Energy Corp.                                 3,282,070
   131,550  Edison International*                             3,363,734
    58,310  Entergy Corp.                                     3,265,943
    98,163  Exelon Corp.                                      3,267,846
    88,058  FirstEnergy Corp.                                 3,294,250
    51,588  FPL Group, Inc.                                   3,299,053
   116,251  PG&E Corp.*                                       3,248,053
    81,178  Pinnacle West Capital Corp.                       3,278,779
    75,536  PPL Corp.                                         3,467,102
    75,346  Progress Energy, Inc.                             3,318,991
    81,864  Public Service
             Enterprise Group, Inc.                           3,277,016
   113,369  Southern Co. (The)                                3,304,706
   276,523  TECO Energy, Inc.                                 3,315,511
    85,653  TXU Corp.                                         3,469,803
   192,708  Xcel Energy, Inc.                                 3,220,151
                                                        ---------------
                                                             85,960,590
                                                        ---------------
            ELECTRICAL PRODUCTS (1.2%)
   168,632  American Power
             Conversion Corp.                                 3,313,619
    56,723  Cooper Industries Ltd.
             (Class A) (Bermuda)                              3,369,913

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                                        8

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
    53,638  Emerson Electric Co.                        $     3,408,695
   106,893  Molex Inc.                                        3,429,127
   319,436  Power-One, Inc.*                                  3,507,407
   126,507  Thomas & Betts Corp.*                             3,444,786
                                                        ---------------
                                                             20,473,547
                                                        ---------------
            ELECTRONIC
            COMPONENTS (0.8%)
   129,051  Jabil Circuit, Inc.*                              3,249,504
   126,860  QLogic Corp.*                                     3,373,207
   366,339  Sanmina-SCI Corp.*                                3,333,685
   565,808  Solectron Corp.*                                  3,660,778
                                                        ---------------
                                                             13,617,174
                                                        ---------------
            ELECTRONIC EQUIPMENT/
            INSTRUMENTS (1.6%)
   118,492  Agilent Technologies, Inc.*                       3,469,446
   872,643  JDS Uniphase Corp.*                               3,307,317
    90,185  Rockwell Automation, Inc.                         3,382,839
    99,000  Scientific-Atlanta, Inc.                          3,415,500
   234,812  Symbol Technologies, Inc.                         3,461,129
   100,613  Tektronix, Inc.                                   3,422,854
   110,800  Thermo Electron Corp.*                            3,405,992
   227,601  Xerox Corp.*                                      3,300,215
                                                        ---------------
                                                             27,165,292
                                                        ---------------
            ELECTRONIC PRODUCTION
            EQUIPMENT (0.8%)
   170,819  Applied Materials, Inc.*                          3,351,469
    70,331  KLA-Tencor Corp.*                                 3,472,945
   109,616  Novellus Systems, Inc.*                           3,446,327
   155,985  Teradyne, Inc.*                                   3,540,860
                                                        ---------------
                                                             13,811,601
                                                        ---------------
            ELECTRONICS/
            APPLIANCE STORES (0.6%)
    62,827  Best Buy Co., Inc.                                3,187,842
   267,102  Circuit City Stores - Circuit
             City Group                                       3,458,971
   113,330  RadioShack Corp.                                  3,244,638
                                                        ---------------
                                                              9,891,451
                                                        ---------------
            ELECTRONICS/APPLIANCES (0.6%)
   124,986  Eastman Kodak Co.                                 3,372,122
   136,953  Maytag Corp.                                      3,356,718
    47,163  Whirlpool Corp.                                   3,235,382
                                                        ---------------
                                                              9,964,222
                                                        ---------------
            ENGINEERING &
            CONSTRUCTION (0.2%)
    72,598  Fluor Corp.                                 $     3,460,747
                                                        ---------------
            ENVIRONMENTAL SERVICES (0.4%)
   259,526  Allied Waste
             Industries, Inc.*                                3,420,553
   110,888  Waste Management, Inc.                            3,398,717
                                                        ---------------
                                                              6,819,270
                                                        ---------------
            FINANCE/RENTAL/LEASING (1.5%)
    46,874  Capital One Financial Corp.                       3,205,244
    47,630  Countrywide Financial Corp.                       3,346,008
    46,947  Fannie Mae                                        3,350,138
    53,110  Freddie Mac                                       3,361,863
   128,047  MBNA Corp.                                        3,302,332
   229,330  Providian Financial Corp.*                        3,364,271
    85,900  Ryder System, Inc.                                3,442,013
    80,779  SLM Corp.                                         3,267,511
                                                        ---------------
                                                             26,639,380
                                                        ---------------
            FINANCIAL CONGLOMERATES (1.1%)
    64,136  American Express Co.                              3,295,308
    70,477  Citigroup, Inc.                                   3,277,181
    86,691  J.P. Morgan Chase & Co.                           3,361,010
    95,294  Principal Financial
             Group, Inc.                                      3,314,325
    72,128  Prudential Financial, Inc.                        3,351,788
    66,399  State Street Corp.                                3,256,207
                                                        ---------------
                                                             19,855,819
                                                        ---------------
            FINANCIAL PUBLISHING/
            SERVICES (0.6%)
   134,567  Equifax, Inc.                                     3,330,533
    42,699  McGraw-Hill Companies,
             Inc. (The)                                       3,269,462
    50,792  Moody's Corp.                                     3,284,211
                                                        ---------------
                                                              9,884,206
                                                        ---------------
            FOOD DISTRIBUTORS (0.2%)
    90,032  SYSCO Corp.                                       3,229,448
                                                        ---------------
            FOOD RETAIL (1.0%)
   129,440  Albertson's, Inc.                                 3,435,338
   187,298  Kroger Co.*                                       3,408,824

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                                        9

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
   138,437  Safeway Inc.*                               $     3,507,994
   107,217  Supervalu, Inc.                                   3,281,912
   505,121  Winn-Dixie Stores, Inc.                           3,636,871
                                                        ---------------
                                                             17,270,939
                                                        ---------------
            FOOD: MAJOR DIVERSIFIED (1.2%)
   123,025  Campbell Soup Co.                                 3,306,912
    72,382  General Mills, Inc.                               3,440,316
    87,381  Heinz (H.J.) Co.                                  3,425,335
    79,995  Kellogg Co.                                       3,347,791
    60,988  PepsiCo, Inc.                                     3,286,033
   145,147  Sara Lee Corp.                                    3,336,930
                                                        ---------------
                                                             20,143,317
                                                        ---------------
            FOOD: MEAT/FISH/DAIRY (0.2%)
   121,482  ConAgra Foods Inc.                                3,289,733
                                                        ---------------
            FOOD: SPECIALTY/CANDY (0.6%)
    73,186  Hershey Foods Corp.                               3,386,316
    96,439  McCormick & Co.,
             Inc. (Non-Voting)                                3,278,926
    53,144  Wrigley (Wm.) Jr.
             Co. (Class A)                                    3,350,729
                                                        ---------------
                                                             10,015,971
                                                        ---------------
            FOREST PRODUCTS (0.4%)
   146,373  Louisiana-Pacific Corp.                           3,461,721
    54,616  Weyerhaeuser Co.                                  3,447,362
                                                        ---------------
                                                              6,909,083
                                                        ---------------
            GAS DISTRIBUTORS (1.3%)
   812,117  Dynegy, Inc. (Class A)*                           3,459,618
    91,330  KeySpan Corp.                                     3,351,811
    54,889  Kinder Morgan, Inc.                               3,254,369
    96,298  Nicor Inc.                                        3,271,243
   159,486  NiSource, Inc.                                    3,288,601
    78,545  Peoples Energy Corp.                              3,310,672
    97,542  Sempra Energy                                     3,358,371
                                                        ---------------
                                                             23,294,685
                                                        ---------------
            HOME BUILDING (0.6%)
    71,915  Centex Corp.                                      3,290,111
    47,661  KB Home                                           3,270,974
    65,172  Pulte Homes, Inc.                                 3,390,899
                                                        ---------------
                                                              9,951,984
                                                        ---------------
            HOME FURNISHINGS (0.4%)
   127,700  Leggett & Platt, Inc.                       $     3,410,867
   143,191  Newell Rubbermaid, Inc.                           3,364,989
                                                        ---------------
                                                              6,775,856
                                                        ---------------
            HOME IMPROVEMENT
            CHAINS (0.6%)
    93,429  Home Depot, Inc. (The)                            3,288,701
    60,909  Lowe's Companies, Inc.                            3,200,768
    83,000  Sherwin-Williams Co.                              3,448,650
                                                        ---------------
                                                              9,938,119
                                                        ---------------
            HOSPITAL/NURSING
            MANAGEMENT (0.8%)
    81,600  HCA, Inc.                                         3,393,744
   150,040  Health Management
             Associates, Inc. (Class A)                       3,363,897
   103,370  Manor Care, Inc.                                  3,378,132
   268,154  Tenet Healthcare Corp.*                           3,595,945
                                                        ---------------
                                                             13,731,718
                                                        ---------------
            HOTELS/RESORTS/
            CRUISELINES (0.8%)
    72,100  Carnival Corp. (Panama)                           3,388,700
   185,888  Hilton Hotels Corp.                               3,468,670
    68,098  Marriott International,
             Inc. (Class A)                                   3,396,728
    76,400  Starwood Hotels &
             Resorts Worldwide, Inc.                          3,426,540
                                                        ---------------
                                                             13,680,638
                                                        ---------------
            HOUSEHOLD/
            PERSONAL CARE (1.5%)
    69,103  Alberto-Culver Co. (Class B)                      3,464,824
    75,029  Avon Products, Inc.                               3,461,838
    62,278  Clorox Co. (The)                                  3,349,311
    57,426  Colgate-Palmolive Co.                             3,356,550
    78,918  Gillette Co. (The)                                3,346,123
    88,140  International Flavors &
             Fragrances, Inc.                                 3,296,436
    50,784  Kimberly-Clark Corp.                              3,345,650
    60,153  Procter & Gamble Co. (The)                        3,274,729
                                                        ---------------
                                                             26,895,461
                                                        ---------------

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                                       10

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
            INDUSTRIAL
            CONGLOMERATES (1.5%)
    37,844  3M Co.                                      $     3,406,338
   102,342  General Electric Co.**                            3,315,881
    89,470  Honeywell International, Inc.                     3,277,286
    48,304  Ingersoll-Rand Co. Ltd.
             (Class A) (Bermuda)                              3,299,646
    39,000  ITT Industries, Inc.                              3,237,000
    57,433  Textron, Inc.                                     3,408,649
   105,337  Tyco International Ltd.
             (Bermuda)                                        3,490,868
    36,900  United Technologies Corp.                         3,375,612
                                                        ---------------
                                                             26,811,280
                                                        ---------------
            INDUSTRIAL MACHINERY (0.4%)
    35,781  Illinois Tool Works Inc.                          3,431,040
    56,201  Parker-Hannifin Corp.                             3,341,711
                                                        ---------------
                                                              6,772,751
                                                        ---------------
            INDUSTRIAL SPECIALTIES (0.4%)
   110,143  Ecolab Inc.                                       3,491,533
    53,876  PPG Industries, Inc.                              3,366,711
                                                        ---------------
                                                              6,858,244
                                                        ---------------
            INFORMATION TECHNOLOGY
            SERVICES (1.0%)
   167,517  Citrix Systems, Inc.*                             3,410,646
   177,064  Electronic Data
             Systems Corp.                                    3,390,776
    36,777  International Business
             Machines Corp.                                   3,241,893
   179,183  PeopleSoft, Inc.*                                 3,314,886
   238,306  Unisys Corp.*                                     3,307,687
                                                        ---------------
                                                             16,665,888
                                                        ---------------
            INSURANCE BROKERS/
            SERVICES (0.4%)
   115,964  AON Corp.                                         3,301,495
    73,595  Marsh & McLennan
             Companies, Inc.                                  3,339,741
                                                        ---------------
                                                              6,641,236
                                                        ---------------
            INTEGRATED OIL (0.8%)
    45,265  Amerada Hess Corp.                                3,584,535
    35,467  ChevronTexaco Corp.                               3,337,799
    44,339  ConocoPhillips                              $     3,382,622
    74,294  Exxon Mobil Corp.                                 3,299,397
                                                        ---------------
                                                             13,604,353
                                                        ---------------
            INTERNET SOFTWARE/
            SERVICES (0.4%)
   297,775  Siebel Systems, Inc.*                             3,180,237
    95,985  Yahoo! Inc.*                                      3,487,135
                                                        ---------------
                                                              6,667,372
                                                        ---------------
            INVESTMENT BANKS/
            BROKERS (1.3%)
    38,975  Bear Stearns Companies,
             Inc. (The)                                       3,285,982
   292,746  E*TRADE Group, Inc.*                              3,264,118
    35,626  Goldman Sachs Group,
             Inc. (The)                                       3,354,544
    44,361  Lehman Brothers
             Holdings Inc.                                    3,338,165
    60,663  Merrill Lynch & Co., Inc.                         3,274,589
    62,803  Morgan Stanley (Note 4)                           3,314,114
   336,060  Schwab (Charles)
             Corp. (The)                                      3,229,537
                                                        ---------------
                                                             23,061,049
                                                        ---------------
            INVESTMENT MANAGERS (1.0%)
   107,627  Federated Investors, Inc.
             (Class B)                                        3,265,403
    65,306  Franklin Resources, Inc.                          3,270,524
   199,599  Janus Capital Group, Inc.                         3,291,388
   109,779  Mellon Financial Corp.                            3,219,818
    66,466  Price (T.) Rowe
             Group, Inc.                                      3,349,886
                                                        ---------------
                                                             16,397,019
                                                        ---------------
            LIFE/HEALTH INSURANCE (1.2%)
    81,519  AFLAC, Inc.                                       3,326,790
    65,947  Jefferson-Pilot Corp.                             3,350,108
    72,191  Lincoln National Corp.                            3,411,025
    92,719  MetLife, Inc.                                     3,323,976
    61,964  Torchmark Corp.                                   3,333,663
   215,733  UnumProvident Corp.                               3,430,155
                                                        ---------------
                                                             20,175,717
                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
            MAJOR BANKS (2.7%)
    40,198  Bank of America Corp.                       $     3,401,555
   111,944  Bank of New York Co.,
             Inc. (The)                                       3,300,109
    66,466  Bank One Corp.                                    3,389,766
    89,324  BB&T Corp.                                        3,302,308
    60,241  Comerica, Inc.                                    3,306,026
   142,067  Huntington Bancshares, Inc.                       3,253,334
   109,779  KeyCorp                                           3,281,294
    95,184  National City Corp.                               3,332,392
    61,905  PNC Financial
             Services Group                                   3,285,917
    90,477  Regions Financial Corp.*                          3,306,934
    86,523  SouthTrust Corp.                                  3,357,958
    51,044  SunTrust Banks, Inc.                              3,317,350
    73,186  Wachovia Corp.                                    3,256,777
    57,246  Wells Fargo & Co.                                 3,276,189
                                                        ---------------
                                                             46,367,909
                                                        ---------------
            MAJOR
            TELECOMMUNICATIONS (1.2%)
    65,540  ALLTEL Corp.                                      3,317,635
   230,407  AT&T Corp.                                        3,370,854
   130,898  BellSouth Corp.                                   3,432,146
   138,377  SBC Communications, Inc.                          3,355,642
   195,161  Sprint Corp. (FON Group)                          3,434,834
    92,071  Verizon Communications Inc.                       3,332,050
                                                        ---------------
                                                             20,243,161
                                                        ---------------
            MANAGED HEALTH CARE (1.4%)
    39,067  Aetna, Inc.                                       3,320,695
    37,501  Anthem, Inc.*                                     3,358,590
    99,951  Caremark Rx, Inc.*                                3,292,386
    50,982  CIGNA Corp.                                       3,508,071
   198,158  Humana, Inc.*                                     3,348,870
    53,351  UnitedHealth Group Inc.                           3,321,100
    29,576  WellPoint Health
             Networks, Inc.*                                  3,312,808
                                                        ---------------
                                                             23,462,520
                                                        ---------------
            MEDIA CONGLOMERATES (0.6%)
   130,794  Disney (Walt) Co. (The)                           3,333,939
   188,949  Time Warner Inc.*                                 3,321,723
    92,745  Viacom Inc. (Class B)
             (Non-Voting)*                              $     3,312,851
                                                        ---------------
                                                              9,968,513
                                                        ---------------
            MEDICAL DISTRIBUTORS (0.6%)
    56,574  AmerisourceBergen Corp.                           3,381,994
    47,764  Cardinal Health, Inc.                             3,345,868
   101,966  McKesson Corp.                                    3,500,493
                                                        ---------------
                                                             10,228,355
                                                        ---------------
            MEDICAL SPECIALTIES (3.4%)
   154,111  Applera Corp. - Applied
             Biosystems Group*                                3,351,914
    61,181  Bard (C.R.), Inc.                                 3,465,904
    53,530  Bausch & Lomb, Inc.                               3,483,197
    95,617  Baxter International, Inc.*                       3,299,743
    66,556  Becton, Dickinson & Co.                           3,447,601
    77,800  Biomet, Inc.                                      3,457,432
    79,244  Boston Scientific Corp.*                          3,391,643
    58,393  Guidant Corp.                                     3,263,001
   117,789  Hospira, Inc.*                                    3,250,976
    68,398  Medtronic, Inc.                                   3,332,351
    61,926  Millipore Corp.*                                  3,490,769
   132,287  Pall Corp.                                        3,464,597
   166,624  PerkinElmer, Inc.                                 3,339,145
    44,380  St. Jude Medical, Inc.*                           3,357,347
    62,637  Stryker Corp.                                     3,445,035
    75,605  Waters Corp.*                                     3,612,407
    39,736  Zimmer Holdings, Inc.*                            3,504,715
                                                        ---------------
                                                             57,957,777
                                                        ---------------
            MISCELLANEOUS COMMERCIAL
            SERVICES (0.2%)
   127,406  Sabre Holdings Corp.                              3,530,420
                                                        ---------------
            MISCELLANEOUS
            MANUFACTURING (0.6%)
   105,760  Crane Co.                                         3,319,806
    67,134  Danaher Corp.                                     3,480,898
    80,648  Dover Corp.                                       3,395,281
                                                        ---------------
                                                             10,195,985
                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
            MOTOR VEHICLES (0.6%)
   217,607  Ford Motor Co.                              $     3,405,550
    71,435  General Motors Corp.                              3,328,157
    56,198  Harley-Davidson, Inc.                             3,480,904
                                                        ---------------
                                                             10,214,611
                                                        ---------------
            MULTI-LINE INSURANCE (0.8%)
    45,900  American International
             Group, Inc.                                      3,271,752
    48,489  Hartford Financial Services
             Group, Inc. (The)                                3,333,134
    54,265  Loews Corp.                                       3,253,729
    75,605  Safeco Corp.                                      3,326,620
                                                        ---------------
                                                             13,185,235
                                                        ---------------
            OFFICE EQUIPMENT/
            SUPPLIES (0.4%)
    51,848  Avery Dennison Corp.                              3,318,790
    75,105  Pitney Bowes, Inc.                                3,323,396
                                                        ---------------
                                                              6,642,186
                                                        ---------------
            OIL & GAS PIPELINES (0.4%)
   445,763  El Paso Corp.                                     3,512,612
   284,270  Williams Companies,
             Inc. (The)                                       3,382,813
                                                        ---------------
                                                              6,895,425
                                                        ---------------
            OIL & GAS PRODUCTION (1.6%)
    57,400  Anadarko Petroleum Corp.                          3,363,640
    77,864  Apache Corp.                                      3,390,977
    96,249  Burlington Resources, Inc.                        3,482,289
    52,503  Devon Energy Corp.                                3,465,198
    58,191  EOG Resources, Inc.                               3,474,585
    61,100  Kerr-McGee Corp.                                  3,285,347
    69,000  Occidental Petroleum Corp.                        3,340,290
    88,646  Unocal Corp.                                      3,368,548
                                                        ---------------
                                                             27,170,874
                                                        ---------------
            OIL REFINING/MARKETING (0.8%)
    66,400  Ashland, Inc.                                     3,506,584
    92,067  Marathon Oil Corp.                                3,483,815
    54,015  Sunoco, Inc.                                      3,436,434
    47,789  Valero Energy Corp.                               3,524,917
                                                        ---------------
                                                             13,951,750
                                                        ---------------
            OILFIELD SERVICES/
            EQUIPMENT (0.8%)
    88,651  Baker Hughes Inc.                           $     3,337,710
    75,581  BJ Services Co.*                                  3,464,633
   106,300  Halliburton Co.                                   3,216,638
    52,061  Schlumberger Ltd.
             (Netherland)                                     3,306,394
                                                        ---------------
                                                             13,325,375
                                                        ---------------
            OTHER CONSUMER
            SERVICES (0.8%)
    38,073  Apollo Group, Inc.
             (Class A)*                                       3,361,465
    67,626  Block (H.&R.), Inc.                               3,224,408
   136,259  Cendant Corp.                                     3,335,620
    36,694  eBay Inc.*                                        3,374,013
                                                        ---------------
                                                             13,295,506
                                                        ---------------
            OTHER CONSUMER
            SPECIALTIES (0.2%)
    43,999  Fortune Brands, Inc.                              3,318,845
                                                        ---------------
            OTHER METALS/MINERALS (0.2%)
    44,093  Phelps Dodge Corp.*                               3,417,648
                                                        ---------------
            PACKAGED SOFTWARE (2.6%)
    76,646  Adobe Systems, Inc.                               3,564,039
    82,320  Autodesk, Inc.                                    3,524,119
   182,763  BMC Software, Inc.*                               3,381,116
   123,209  Computer Associates
             International, Inc.                              3,457,245
   464,512  Compuware Corp.*                                  3,065,779
    84,684  Intuit Inc.*                                      3,267,109
    67,434  Mercury Interactive Corp.*                        3,360,236
   120,924  Microsoft Corp.*, **                              3,453,589
   404,194  Novell, Inc.*                                     3,391,188
   280,941  Oracle Corp.*                                     3,351,626
   697,858  Parametric
             Technology Corp.*                                3,489,290
    77,790  Symantec Corp.*                                   3,405,646
   119,170  VERITAS Software Corp.*                           3,301,009
                                                        ---------------
                                                             44,011,991
                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
            PERSONNEL SERVICES (0.4%)
   132,424  Monster Worldwide Inc.*                     $     3,405,945
   111,951  Robert Half
             International, Inc.                              3,332,781
                                                        ---------------
                                                              6,738,726
                                                        ---------------
            PHARMACEUTICALS: GENERIC
            DRUGS (0.4%)
   164,887  Mylan Laboratories, Inc.                          3,338,962
   120,861  Watson
             Pharmaceuticals, Inc.*                           3,251,161
                                                        ---------------
                                                              6,590,123
                                                        ---------------
            PHARMACEUTICALS: MAJOR (1.5%)
    81,198  Abbott Laboratories                               3,309,630
   134,150  Bristol-Myers Squibb Co.                          3,286,675
    60,378  Johnson & Johnson                                 3,363,055
    46,565  Lilly (Eli) & Co.                                 3,255,359
    70,072  Merck & Co., Inc.                                 3,328,420
    97,380  Pfizer, Inc.**                                    3,338,186
   186,503  Schering-Plough Corp.                             3,446,575
    90,353  Wyeth                                             3,267,164
                                                        ---------------
                                                             26,595,064
                                                        ---------------
            PHARMACEUTICALS: OTHER (0.6%)
    36,500  Allergan, Inc.                                    3,267,480
    56,335  Forest Laboratories, Inc.*                        3,190,251
   288,159  King Pharmaceuticals, Inc.*                       3,299,421
                                                        ---------------
                                                              9,757,152
                                                        ---------------
            PRECIOUS METALS (0.4%)
   100,225  Freeport-McMoRan Copper &
             Gold, Inc. (Class B)                             3,322,459
    85,608  Newmont Mining Corp.                              3,318,166
                                                        ---------------
                                                              6,640,625
                                                        ---------------
            PROPERTY - CASUALTY
            INSURERS (1.4%)
    77,128  ACE Ltd. (Bermuda)                                3,260,972
    71,751  Allstate Corp. (The)                              3,340,009
    48,057  Chubb Corp. (The)                                 3,276,526
    77,821  Cincinnati Financial Corp.                        3,386,770
    38,353  Progressive Corp. (The)                           3,271,511
    84,076  St. Paul Travelers
             Companies, Inc.                            $     3,408,441
    43,454  XL Capital Ltd. (Class A)
             (Bermuda)                                        3,279,039
                                                        ---------------
                                                             23,223,268
                                                        ---------------
            PUBLISHING: BOOKS/
            MAGAZINES (0.2%)
    61,208  Meredith Corp.                                    3,363,992
                                                        ---------------
            PUBLISHING: NEWSPAPERS (1.0%)
    73,089  Dow Jones & Co., Inc.                             3,296,314
    38,768  Gannett Co., Inc.                                 3,289,465
    45,589  Knight-Ridder, Inc.                               3,282,408
    73,267  New York Times Co. (The)
             (Class A)                                        3,275,768
    72,878  Tribune Co.                                       3,318,864
                                                        ---------------
                                                             16,462,819
                                                        ---------------
            PULP & PAPER (0.6%)
    95,421  Georgia-Pacific Corp.                             3,528,669
    75,727  International Paper Co.                           3,384,997
   116,251  MeadWestvaco Corp.                                3,416,617
                                                        ---------------
                                                             10,330,283
                                                        ---------------
            RAILROADS (0.8%)
    95,212  Burlington Northern Santa
             Fe Corp.                                         3,339,085
   101,364  CSX Corp.                                         3,321,698
   131,438  Norfolk Southern Corp.                            3,485,736
    55,991  Union Pacific Corp.                               3,328,665
                                                        ---------------
                                                             13,475,184
                                                        ---------------
            REAL ESTATE INVESTMENT
            TRUSTS (1.1%)
   105,625  Apartment Investment &
             Management Co. (Class A)                         3,288,106
   118,467  Equity Office
             Properties Trust                                 3,222,302
   109,779  Equity Residential                                3,263,730
    98,752  Plum Creek Timber Co., Inc.                       3,217,340
    99,318  ProLogis Trust                                    3,269,549
    63,212  Simon Property Group, Inc.                        3,250,361
                                                        ---------------
                                                             19,511,388
                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
            RECREATIONAL PRODUCTS (0.8%)
    82,068  Brunswick Corp.                             $     3,348,374
    62,292  Electronic Arts Inc.*                             3,398,029
   170,201  Hasbro, Inc.                                      3,233,819
   180,657  Mattel, Inc.                                      3,296,990
                                                        ---------------
                                                             13,277,212
                                                        ---------------
            REGIONAL BANKS (2.3%)
   130,898  AmSouth Bancorporation                            3,333,972
    76,979  Charter One Financial, Inc.                       3,401,702
    61,409  Fifth Third Bancorp                               3,302,576
    72,782  First Horizon National Corp.                      3,309,398
    37,340  M&T Bank Corp.                                    3,259,782
    84,359  Marshall & Ilsley Corp.                           3,297,593
    85,564  North Fork
             Bancorporation, Inc.                             3,255,710
    77,273  Northern Trust Corp.                              3,267,102
   133,552  Synovus Financial Corp.                           3,381,537
   118,510  U.S. Bancorp                                      3,266,136
   111,451  Union Planters Corp.                              3,322,354
    53,334  Zions Bancorporation                              3,277,374
                                                        ---------------
                                                             39,675,236
                                                        ---------------
            RESTAURANTS (1.0%)
   159,795  Darden Restaurants, Inc.                          3,283,787
   122,022  McDonald's Corp.                                  3,172,572
    78,705  Starbucks Corp.*                                  3,422,093
    95,391  Wendy's International, Inc.                       3,323,422
    87,543  Yum! Brands, Inc.*                                3,258,350
                                                        ---------------
                                                             16,460,224
                                                        ---------------
            SAVINGS BANKS (0.5%)
    30,593  Golden West Financial Corp.                       3,253,566
    80,000  Sovereign Bancorp, Inc.                           1,768,000
    79,975  Washington Mutual, Inc.                           3,090,234
                                                        ---------------
                                                              8,111,800
                                                        ---------------
            SEMICONDUCTORS (3.0%)
   212,955  Advanced Micro
             Devices, Inc.*                                   3,385,985
   155,642  Altera Corp.*                                     3,458,365
    71,301  Analog Devices, Inc.                              3,356,851
   678,057  Applied Micro
             Circuits Corp.*                                  3,607,263
    75,763  Broadcom Corp.
             (Class A)*                                 $     3,543,436
   118,339  Intel Corp.**                                     3,266,156
    84,859  Linear Technology Corp.                           3,349,385
   437,369  LSI Logic Corp.*                                  3,332,752
    62,747  Maxim Integrated
             Products, Inc.                                   3,289,198
   225,401  Micron Technology, Inc.*                          3,450,889
   154,401  National
             Semiconductor Corp.*                             3,395,278
   163,039  NVIDIA Corp.*                                     3,342,300
   240,312  PMC - Sierra, Inc.*                               3,448,477
   137,053  Texas Instruments Inc.                            3,313,942
    99,920  Xilinx, Inc.                                      3,328,335
                                                        ---------------
                                                             50,868,612
                                                        ---------------
            SERVICES TO THE HEALTH
            INDUSTRY (0.8%)
    43,039  Express Scripts, Inc.
             (Class A)*                                       3,409,980
   135,252  IMS Health Inc.                                   3,170,307
    91,559  Medco Health
             Solutions Inc.*                                  3,433,463
    38,389  Quest Diagnostics Inc.                            3,261,146
                                                        ---------------
                                                             13,274,896
                                                        ---------------
            SPECIALTY INSURANCE (0.6%)
    45,614  Ambac Financial Group, Inc.                       3,349,892
    58,248  MBIA Inc.                                         3,327,126
    45,762  MGIC Investment Corp.                             3,471,505
                                                        ---------------
                                                             10,148,523
                                                        ---------------
            SPECIALTY STORES (1.5%)
   192,934  AutoNation, Inc.*                                 3,299,171
    36,674  AutoZone, Inc.*                                   2,937,587
    85,431  Bed Bath & Beyond Inc.*                           3,284,822
    89,991  Boise Cascade Corp.                               3,387,261
   183,476  Office Depot, Inc.*                               3,286,055
   113,746  Staples, Inc.                                     3,333,895
    86,919  Tiffany & Co.                                     3,202,965
   205,345  Toys 'R' Us, Inc.*                                3,271,146
                                                        ---------------
                                                             26,002,902
                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
            SPECIALTY
            TELECOMMUNICATIONS (0.5%)
   111,032  CenturyTel, Inc.                            $     3,335,401
   262,212  Citizens
             Communications Co.*                              3,172,765
   909,777  Qwest Communications
             International, Inc.*                             3,266,099
                                                        ---------------
                                                              9,774,265
                                                        ---------------
            STEEL (0.8%)
   195,273  Allegheny Technologies Inc.                       3,524,678
    45,402  Nucor Corp.                                       3,485,058
    99,326  United States Steel Corp.                         3,488,329
   162,400  Worthington Industries, Inc.                      3,334,072
                                                        ---------------
                                                             13,832,137
                                                        ---------------
            TELECOMMUNICATION
            EQUIPMENT (1.8%)
 1,226,008  ADC
             Telecommunications, Inc.*                        3,481,863
   171,047  Andrew Corp.*                                     3,422,650
   925,482  CIENA Corp.*                                      3,442,793
   174,069  Comverse Technology, Inc.*                        3,470,936
   273,000  Corning Inc.*                                     3,565,380
   866,682  Lucent Technologies Inc.*                         3,276,058
   185,613  Motorola, Inc.                                    3,387,437
    49,593  QUALCOMM Inc.                                     3,619,297
   398,986  Tellabs, Inc.*                                    3,487,138
                                                        ---------------
                                                             31,153,552
                                                        ---------------
            TOBACCO (0.6%)
    68,899  Altria Group, Inc.                                3,448,395
    51,000  R. J. Reynolds Tobacco
             Holdings, Inc.                                   3,447,090
    91,891  UST, Inc.                                         3,308,076
                                                        ---------------
                                                             10,203,561
                                                        ---------------
            TOOLS/HARDWARE (0.6%)
    55,447  Black & Decker Corp.                              3,444,922
    98,017  Snap-On, Inc.                                     3,288,470
    74,228  Stanley Works (The)                               3,383,312
                                                        ---------------
                                                             10,116,704
                                                        ---------------
            TRUCKS/CONSTRUCTION/FARM
            MACHINERY (1.0%)
    42,141  Caterpillar Inc.                            $     3,347,681
    53,877  Cummins Inc.                                      3,367,313
    49,163  Deere & Co.                                       3,448,293
    84,058  Navistar
             International Corp.*                             3,258,088
    58,023  PACCAR, Inc.                                      3,364,754
                                                        ---------------
                                                             16,786,129
                                                        ---------------
            WHOLESALE DISTRIBUTORS (0.4%)
    85,246  Genuine Parts Co.                                 3,382,561
    60,792  Grainger (W.W.), Inc.                             3,495,540
                                                        ---------------
                                                              6,878,101
                                                        ---------------
            WIRELESS
            TELECOMMUNICATIONS (0.4%)
   234,677  AT&T Wireless
             Services, Inc.*                                  3,360,575
   122,788  Nextel Communications,
             Inc. (Class A)*                                  3,273,528
                                                        ---------------
                                                              6,634,103
                                                        ---------------
            Total Common Stocks
             (COST $1,043,242,858)                        1,678,701,171
                                                        ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (4.0%)
            REPURCHASE AGREEMENT
$   68,527  Joint repurchase agreement
             account 1.45% due
             07/01/04 (dated 06/30/04;
             proceeds $68,529,760) (a)
             (COST $68,527,000)                              68,527,000
                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                      VALUE
-----------------------------------------------------------------------
Total Investments
 (COST $1,111,769,858) (b) (c)       102.3%             $ 1,747,228,171
Liabilities in Excess of
 Other Assets                         (2.3)                 (39,135,722)
                                     -----              ---------------
Net Assets                           100.0%             $ 1,708,092,449
                                     =====              ===============

----------
     *  NON-INCOME PRODUCING SECURITY.
    ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $2,536,667.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $27,216,051 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $1,116,890,517. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $648,906,736 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $18,569,082, RESULTING IN NET UNREALIZED APPRECIATION OF $630,337,654.

FUTURES CONTRACTS OPEN AT JUNE 30, 2004:

                               DESCRIPTION,          UNDERLYING
 NUMBER OF    LONG/              DELIVERY            FACE AMOUNT     UNREALIZED
 CONTRACTS    SHORT           MONTH AND YEAR          AT VALUE      APPRECIATION
--------------------------------------------------------------------------------
     55       Long    S&P Midcap 400                $ 16,726,875     $ 294,427
                      Index
                      September/2004
     47       Long    S&P 500 Index                   13,399,700        78,920
                      September/2004
                                                                     ---------
                      Total unrealized appreciation                  $ 373,347
                                                                     =========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (cost $1,111,769,858)           $    1,747,228,171
Cash                                                                           686,359
Receivable for:
  Investments sold                                                          10,517,739
  Shares of beneficial interest sold                                         5,669,159
  Dividends                                                                  1,771,338
  Variation margin                                                             205,300
Prepaid expenses and other assets                                              103,268
                                                                    ------------------
    TOTAL ASSETS                                                         1,766,181,334
                                                                    ------------------
LIABILITIES:
Payable for:
  Investments purchased                                                     54,544,741
  Shares of beneficial interest redeemed                                     1,430,098
  Distribution fee                                                           1,201,551
  Investment management fee                                                    681,903
Accrued expenses and other payables                                            230,592
                                                                    ------------------
    TOTAL LIABILITIES                                                       58,088,885
                                                                    ------------------
    NET ASSETS                                                      $    1,708,092,449
                                                                    ==================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $    1,059,196,286
Net unrealized appreciation                                                635,831,660
Accumulated undistributed net investment income                                469,858
Accumulated undistributed net realized gain                                 12,594,645
                                                                    ------------------
    NET ASSETS                                                      $    1,708,092,449
                                                                    ==================
CLASS A SHARES:
Net Assets                                                          $       64,889,840
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    1,860,575
    NET ASSET VALUE PER SHARE                                       $            34.88
                                                                    ==================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                 $            36.81
                                                                    ==================
CLASS B SHARES:
Net Assets                                                          $    1,279,687,577
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   37,067,069
    NET ASSET VALUE PER SHARE                                       $            34.52
                                                                    ==================
CLASS C SHARES:
Net Assets                                                          $       68,100,692
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    1,998,866
    NET ASSET VALUE PER SHARE                                       $            34.07
                                                                    ==================
CLASS D SHARES:
Net Assets                                                          $      295,414,340
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    8,430,858
    NET ASSET VALUE PER SHARE                                       $            35.04
                                                                    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004

NET INVESTMENT INCOME:
INCOME
Dividends                                                           $       20,921,567
Interest                                                                       482,176
                                                                    ------------------
                                                                            21,403,743
                                                                    ------------------

EXPENSES
Distribution fee (Class A shares)                                              109,401
Distribution fee (Class B shares)                                           11,253,982
Distribution fee (Class C shares)                                              492,104
Investment management fee                                                    6,489,358
Transfer agent fees and expenses                                             1,638,929
Registration fees                                                              159,717
Shareholder reports and notices                                                132,006
Custodian fees                                                                  98,221
Professional fees                                                               69,271
Trustees' fees and expenses                                                     23,806
Other                                                                          238,920
                                                                    ------------------
    TOTAL EXPENSES                                                          20,705,715
                                                                    ------------------
    NET INVESTMENT INCOME                                                      698,028
                                                                    ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                                 14,594,255
Futures contracts                                                             (429,941)
                                                                    ------------------
    NET REALIZED GAIN                                                       14,164,314
                                                                    ------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                296,554,108
Futures contracts                                                              373,347
                                                                    ------------------
    NET APPRECIATION                                                       296,927,455
                                                                    ------------------
    NET GAIN                                                               311,091,769
                                                                    ------------------
NET INCREASE                                                        $      311,789,797
                                                                    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEAR         FOR THE YEAR
                                                                                         ENDED                ENDED
                                                                                     JUNE 30, 2004        JUNE 30, 2003
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $         698,028    $       2,452,639
Net realized gain                                                                         14,164,314           85,108,008
Net change in unrealized (depreciation)                                                  296,927,455         (105,740,642)
                                                                                   -----------------    -----------------

    NET INCREASE                                                                         311,789,797          (18,179,995)
                                                                                   -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares                                                                            (141,631)             (81,316)
  Class B shares                                                                            (448,627)            (306,621)
  Class C shares                                                                             (67,297)             (18,641)
  Class D shares                                                                            (704,057)            (593,431)

Net realized gain
  Class A shares                                                                          (2,540,159)              (6,034)
  Class B shares                                                                         (70,385,714)            (274,269)
  Class C shares                                                                          (2,962,917)              (7,786)
  Class D shares                                                                         (10,627,956)             (34,386)
                                                                                   -----------------    -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                                    (87,878,358)          (1,322,484)
                                                                                   -----------------    -----------------

Net increase (decrease) from transactions in shares of beneficial interest               345,175,379          (21,003,876)
                                                                                   -----------------    -----------------

    NET INCREASE (DECREASE)                                                              569,086,818          (40,506,355)

NET ASSETS:
Beginning of period                                                                    1,139,005,631        1,179,511,986
                                                                                   -----------------    -----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$469,858 AND $1,312,360, RESPECTIVELY)                                             $   1,708,092,449    $   1,139,005,631
                                                                                   =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $52,872,415 at June 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended June 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended June 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,146, $871,653 and $18,945, respectively and received $578,696 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2004 aggregated $389,100,554 and $154,139,843 respectively. Included in the aforementioned are purchases and sales of Morgan Stanley common stock of $970,377 and $351,934, respectively, as well as a realized gain of $23,688. Also included in the aforementioned are purchases with Morgan Stanley Utilities Fund of $301,742.

For the year ended June 30, 2004, the Fund incurred brokerage commissions of $3,367 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

At June 30, 2004, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 96,104 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $14,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended June 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,216. At June 30, 2004, the Fund had an accrued pension liability of $73,439 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                           FOR THE YEAR                         FOR THE YEAR
                                                               ENDED                                ENDED
                                                           JUNE 30, 2004                        JUNE 30, 2003
                                                ----------------------------------    ----------------------------------
                                                    SHARES              AMOUNT            SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                  1,164,001    $    38,383,031            394,791    $    10,284,849
Reinvestment of dividends and distributions              77,729          2,449,256              3,061             79,255
Redeemed                                               (317,517)       (10,440,928)          (124,768)        (3,262,483)
                                                ---------------    ---------------    ---------------    ---------------
Net increase -- Class A                                 924,213         30,391,359            273,084          7,101,621
                                                ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                  9,959,048        325,925,131          5,713,786        151,175,552
Reinvestment of dividends and distributions           1,990,617         62,346,129             19,377            501,115
Redeemed                                             (6,664,187)      (217,788,419)        (9,058,473)      (235,504,110)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class B                    5,285,478        170,482,841         (3,325,310)       (83,827,443)
                                                ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                  1,166,771         37,662,752            482,299         12,640,705
Reinvestment of dividends and distributions              93,182          2,880,284                980             25,041
Redeemed                                               (328,062)       (10,638,621)          (236,399)        (6,027,151)
                                                ---------------    ---------------    ---------------    ---------------
Net increase -- Class C                                 931,891         29,904,415            246,880          6,638,595
                                                ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                  5,943,126        197,833,088          3,308,036         87,731,047
Reinvestment of dividends and distributions             299,739          9,477,735             20,343            527,285
Redeemed                                             (2,993,887)       (92,914,059)        (1,483,318)       (39,174,981)
                                                ---------------    ---------------    ---------------    ---------------
Net increase -- Class D                               3,248,978        114,396,764          1,845,061         49,083,351
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in Fund                      10,390,560    $   345,175,379           (960,285)   $   (21,003,876)
                                                ===============    ===============    ===============    ===============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                FOR THE YEAR     FOR THE YEAR
                                    ENDED            ENDED
                                JUNE 30, 2004    JUNE 30, 2003
                                -------------    -------------
Ordinary income                 $   1,228,796    $   1,000,009
Long-term capital gains            86,649,562          322,475
                                -------------    -------------
Total distributions             $  87,878,358    $   1,322,484
                                =============    =============

As of June 30, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income   $  10,679,906
Undistributed long-term gains       7,952,042
                                -------------
Net accumulated earnings           18,631,948
Temporary differences                 (73,439)
Net unrealized appreciation       630,337,654
                                -------------
Total accumulated earnings      $ 648,896,163
                                =============

As of June 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $178,918.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED JUNE 30,
                                                --------------------------------------------------------------------------------
                                                    2004             2003             2002             2001             2000
                                                ------------     ------------     ------------     ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $      29.36     $      29.59     $      32.08     $      34.80     $      40.58
                                                ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment income++                               0.22             0.23             0.23             0.27             0.34
  Net realized and unrealized gain
   (loss)                                               7.54            (0.34)           (2.32)            3.57            (1.76)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             7.76            (0.11)           (2.09)            3.84            (1.42)
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.12)           (0.11)           (0.36)           (0.27)           (0.31)
  Net realized gain                                    (2.12)           (0.01)           (0.04)           (6.29)           (4.05)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (2.24)           (0.12)           (0.40)           (6.56)           (4.36)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $      34.88     $      29.36     $      29.59     $      32.08     $      34.80
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                          27.26%           (0.32)%          (6.53)%          12.37%           (3.11)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                0.86%            0.89%            0.85%            0.84%            0.83%
Net investment income                                   0.66%            0.88%            0.73%            0.83%            0.93%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     64,890     $     27,491     $     19,625     $     20,652     $     18,489
Portfolio turnover rate                                   11%              25%               9%               5%              11%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            FOR THE YEAR ENDED JUNE 30,
                                                      -----------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                      -----------    -----------    -----------    -----------    -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $     29.20    $     29.54    $     31.91    $     34.76    $     40.50
                                                      -----------    -----------    -----------    -----------    -----------
Income (loss) from investment operations:
  Net investment income (loss)++                            (0.04)          0.03          (0.01)          0.03           0.10
  Net realized and unrealized gain (loss)                    7.49          (0.35)         (2.30)          3.54          (1.74)
                                                      -----------    -----------    -----------    -----------    -----------
Total income (loss) from investment operations               7.45          (0.32)         (2.31)          3.57          (1.64)
                                                      -----------    -----------    -----------    -----------    -----------
Less dividends and distributions from:
  Net investment income                                     (0.01)         (0.01)         (0.02)         (0.13)         (0.05)
  Net realized gain                                         (2.12)         (0.01)         (0.04)         (6.29)         (4.05)
                                                      -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                           (2.13)         (0.02)         (0.06)         (6.42)         (4.10)
                                                      -----------    -----------    -----------    -----------    -----------

Net asset value, end of period                        $     34.52    $     29.20    $     29.54    $     31.91    $     34.76
                                                      ===========    ===========    ===========    ===========    ===========

TOTAL RETURN+                                               26.29%         (1.08)%        (7.23)%        11.50%         (3.73)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                     1.63%          1.65%          1.60%          1.59%          1.48%
Net investment income (loss)                                (0.11)%         0.12%         (0.02)%         0.08%          0.28%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $ 1,279,687    $   928,148    $ 1,037,039    $ 1,092,195    $ 1,102,819
Portfolio turnover rate                                        11%            25%             9%             5%            11%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            FOR THE YEAR ENDED JUNE 30,
                                                      -----------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                      -----------    -----------    -----------    -----------    -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $     28.87    $     29.22    $     31.76    $     34.61    $     40.33
                                                      -----------    -----------    -----------    -----------    -----------
Income (loss) from investment operations:
  Net investment income (loss)++                            (0.03)          0.03          (0.01)          0.04           0.09
  Net realized and unrealized gain (loss)                    7.40          (0.35)         (2.28)          3.53          (1.73)
                                                      -----------    -----------    -----------    -----------    -----------
Total income (loss) from investment operations               7.37          (0.32)         (2.29)          3.57          (1.64)
                                                      -----------    -----------    -----------    -----------    -----------
Less dividends and distributions from:
  Net investment income                                     (0.05)         (0.02)         (0.21)         (0.13)         (0.03)
  Net realized gain                                         (2.12)         (0.01)         (0.04)         (6.29)         (4.05)
                                                      -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                           (2.17)         (0.03)         (0.25)         (6.42)         (4.08)
                                                      -----------    -----------    -----------    -----------    -----------

Net asset value, end of period                        $     34.07    $     28.87    $     29.22    $     31.76    $     34.61
                                                      ===========    ===========    ===========    ===========    ===========

TOTAL RETURN+                                               26.31%         (1.09)%        (7.23)%        11.57%         (3.76)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                     1.63%          1.65%          1.60%          1.54%          1.50%
Net investment income (loss)                                (0.11)%         0.12%         (0.02)%         0.13%          0.26%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $    68,101    $    30,809    $    23,962    $    11,063    $     8,294
Portfolio turnover rate                                        11%            25%             9%             5%            11%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            FOR THE YEAR ENDED JUNE 30,
                                                      -----------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                      -----------    -----------    -----------    -----------    -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $     29.44    $     29.63    $     32.19    $     34.88    $     40.65
                                                      -----------    -----------    -----------    -----------    -----------
Income (loss) from investment operations:
  Net investment income++                                    0.30           0.30           0.30           0.38           0.42
  Net realized and unrealized gain (loss)                    7.56          (0.34)         (2.33)          3.54          (1.76)
                                                      -----------    -----------    -----------    -----------    -----------
Total income (loss) from investment operations               7.86          (0.04)         (2.03)          3.92          (1.34)
                                                      -----------    -----------    -----------    -----------    -----------
Less dividends and distributions from:
  Net investment income                                     (0.14)         (0.14)         (0.49)         (0.32)         (0.38)
  Net realized gain                                         (2.12)         (0.01)         (0.04)         (6.29)         (4.05)
                                                      -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                           (2.26)         (0.15)         (0.53)         (6.61)         (4.43)
                                                      -----------    -----------    -----------    -----------    -----------

Net asset value, end of period                        $     35.04    $     29.44    $     29.63    $     32.19    $     34.88
                                                      ===========    ===========    ===========    ===========    ===========

TOTAL RETURN+                                               27.55%         (0.09)%        (6.28)%        12.59%         (2.89)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                     0.63%          0.65%          0.60%          0.60%          0.59%
Net investment income                                        0.89%          1.12%          0.98%          1.07%          1.17%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $   295,414    $   152,558    $    98,886    $    14,078    $    46,199
Portfolio turnover rate                                        11%            25%             9%             5%            11%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Morgan Stanley Value-Added Market Series -- Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Value-Added Market Series -- Equity Portfolio (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Value-Added Market Series -- Equity Portfolio as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 13, 2004


                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended June 30, 2004, the Fund paid to its shareholders $2.13 per share from long-term capital gains. For such period, 100% of the income dividends paid qualified for the dividends received deduction available to corporations.

          Additionally, please note that 100% of the Fund's income dividends paid during the fiscal year ended June 30, 2004 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief
          Reconciliation Act of 2003.

MORGAN STANLEY VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                          TERM OF                                               IN FUND
                          POSITION(S)   OFFICE AND                                              COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST        OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*              5 YEARS**                   BY TRUSTEE***     HELD BY TRUSTEE
------------------------  -----------  ------------  --------------------------------------  -------------  ----------------------
Michael Bozic (63)        Trustee      Since         Private Investor; Director or Trustee   208            Director of Weirton
c/o Kramer Levin                       April 1994    of the Retail Funds (since April 1994)                 Steel Corporation.
Naftalis & Frankel LLP                               and the Institutional Funds (since
Counsel to the                                       July 2003); formerly Vice Chairman of
Independent Trustees                                 Kmart Corporation (December
919 Third Avenue                                     1998-October 2000), Chairman and Chief
New York, NY                                         Executive Officer of Levitz Furniture
                                                     Corporation (November 1995-November
                                                     1998) and President and Chief
                                                     Executive Officer of Hills Department
                                                     Stores (May 1991-July 1995); formerly
                                                     variously Chairman, Chief Executive
                                                     Officer, President and Chief Operating
                                                     Officer (1987-1991) of the Sears
                                                     Merchandise Group of Sears, Roebuck &
                                                     Co.

Edwin J. Garn (71)        Trustee      Since         Managing Director of Summit Ventures    208            Director of Franklin
c/o Summit Ventures LLC                January 1993  LLC; Director or Trustee of the Retail                 Covey (time management
1 Utah Center                                        Funds (since January 1993) and the                     systems), BMW Bank of
201 S. Main Street                                   Institutional Funds (since July 2003);                 North America, Inc.
Salt Lake City, UT                                   member of the Utah Regional Advisory                   (industrial loan
                                                     Board of Pacific Corp.; formerly                       corporation), United
                                                     United States Senator (R-Utah)                         Space Alliance (joint
                                                     (1974-1992) and Chairman, Senate                       venture between
                                                     Banking Committee (1980-1986), Mayor                   Lockheed Martin and
                                                     of Salt Lake City, Utah (1971-1974),                   the Boeing Company)
                                                     Astronaut, Space Shuttle Discovery                     and Nuskin Asia
                                                     (April 12-19, 1985), and Vice                          Pacific (multilevel
                                                     Chairman, Huntsman Corporation                         marketing); member of
                                                     (chemical company).                                    the board of various
                                                                                                            civic and charitable
                                                                                                            organizations.

Wayne E. Hedien (70)      Trustee      Since         Retired; Director or Trustee of the     208            Director of The PMI
c/o Kramer Levin                       September     Retail Funds (since September 1997)                    Group Inc. (private
Naftalis & Frankel LLP                 1997          and the Institutional Funds (since                     mortgage insurance);
Counsel to the                                       July 2003); formerly associated with                   Trustee and Vice
Independent Trustees                                 the Allstate Companies (1966-1994),                    Chairman of The Field
919 Third Avenue                                     most recently as Chairman of The                       Museum of Natural
New York, NY                                         Allstate Corporation (March                            History; director of
                                                     1993-December 1994) and Chairman and                   various other business
                                                     Chief Executive Officer of its                         and charitable
                                                     wholly-owned subsidiary, Allstate                      organizations.
                                                     Insurance Company (July 1989-December
                                                     1994).

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                          TERM OF                                               IN FUND
                          POSITION(S)   OFFICE AND                                              COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST        OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*              5 YEARS**                   BY TRUSTEE***     HELD BY TRUSTEE
------------------------  -----------  ------------  --------------------------------------  -------------  ----------------------
Dr.Manuel H.              Trustee      Since         Senior Partner, Johnson Smick           208            Director of NVR, Inc.
Johnson (55)                           July 1991     International, Inc., a consulting                      (home construction);
c/o Johnson Smick                                    firm; Chairman of the Audit Committee                  Chairman and Trustee
International, Inc.                                  and Director or Trustee of the Retail                  of the Financial
2099 Pennsylvania                                    Funds (since July 1991) and the                        Accounting Foundation
Avenue, N.W.                                         Institutional Funds (since July 2003);                 (oversight
Suite 950                                            Co-Chairman and a founder of the Group                 organization of the
Washington, D.C.                                     of Seven Council (G7C), an                             Financial Accounting
                                                     international economic commission;                     Standards Board);
                                                     formerly Vice Chairman of the Board of                 Director of RBS
                                                     Governors of the Federal Reserve                       Greenwich Capital
                                                     System and Assistant Secretary of the                  Holdings (financial
                                                     U.S. Treasury.                                         holding company).

Joseph J. Kearns (61)     Trustee      Since         President, Kearns & Associates LLC      209            Director of Electro
PMB754                                 July 2003     (investment consulting); Deputy                        Rent Corporation
23852 Pacific                                        Chairman of the Audit Committee and                    (equipment leasing),
Coast Highway                                        Director or Trustee of the Retail                      The Ford Family
Malibu, CA                                           Funds (since July 2003) and the                        Foundation, and the
                                                     Institutional Funds (since August                      UCLA Foundation.
                                                     1994);previously Chairman of the Audit
                                                     Committee of the Institutional Funds
                                                     (October 2001-July 2003); formerly
                                                     CFO of the J. Paul Getty Trust.

Michael E. Nugent (68)    Trustee      Since         General Partner of Triumph Capital,     208            Director of various
c/o Triumph                            July 1991     L.P., a private investment                             business
Capital, L.P.                                        partnership; Chairman of the Insurance                 organizations.
445 Park Avenue                                      Committee and Director or Trustee of
New York, NY                                         the Retail Funds (since July 1991) and
                                                     the Institutional Funds (since July
                                                     2001); formerly Vice President,
                                                     Bankers Trust Company and BT Capital
                                                     Corporation (1984-1988).

Fergus Reid (71)          Trustee      Since         Chairman of Lumelite Plastics           209            Trustee and Director
c/o Lumelite Plastics                  July 2003     Corporation; Chairman of the                           of certain investment
Corporation                                          Governance Committee and Director or                   companies in the
85 Charles Colman Blvd.                              Trustee of the Retail Funds (since                     JPMorgan Funds complex
Pawling, NY                                          July 2003) and the Institutional Funds                 managed by J.P. Morgan
                                                     (since June 1992).                                     Investment Management
                                                                                                            Inc.

Interested Trustees:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                          TERM OF                                               IN FUND
                          POSITION(S)   OFFICE AND                                              COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST        OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*              5 YEARS**                   BY TRUSTEE***     HELD BY TRUSTEE
------------------------  -----------  ------------  --------------------------------------  -------------  ----------------------
Charles A.                Chairman of  Since         Chairman and Director or Trustee of     208            None
Fiumefreddo (71)          the Board    July 1991     the Retail Funds (since July 1991) and
c/o Morgan Stanley Trust  and Trustee                the Institutional Funds (since July
Harborside Financial                                 2003); formerly Chief Executive
Center,                                              Officer of the Retail Funds (until
Plaza Two,                                           September 2002).
Jersey City, NJ

James F. Higgins (56)     Trustee      Since         Director or Trustee of the Retail       208            Director of AXA
c/o Morgan Stanley Trust               June 2000     Funds (since June 2000) and the                        Financial, Inc. and
Harborside Financial                                 Institutional Funds (since July 2003);                 The Equitable Life
Center, Plaza Two,                                   Senior Advisor of Morgan Stanley                       Assurance Society of
Jersey City, NJ                                      (since August 2000); Director of the                   the United States
                                                     Distributor and Dean Witter Realty                     (financial services).
                                                     Inc.; previously President and Chief
                                                     Operating Officer of the Private
                                                     Client Group of Morgan Stanley (May
                                                     1999-August 2000), and President and
                                                     Chief Operating Officer of Individual
                                                     Securities of Morgan Stanley (February
                                                     1997-May 1999).

-----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

Officers:

                                                  TERM OF
                                POSITION(S)      OFFICE AND
 NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
    EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   --------------   --------------   ------------------------------------------------------------------
Mitchell M. Merin (50)        President        Since May 1999   President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas                                     Management Inc.; President, Director and Chief Executive Officer
New York, NY                                                    of the Investment Manager and Morgan Stanley Services; Chairman
                                                                and Director of the Distributor; Chairman and Director of the
                                                                Transfer Agent; Director of various Morgan Stanley subsidiaries;
                                                                President of the Institutional Funds (since July 2003) and
                                                                President of the Retail Funds (since May 1999); Trustee (since
                                                                July 2003) and President (since December 2002) of the Van Kampen
                                                                Closed-End Funds; Trustee (since May 1999) and President (since
                                                                October 2002) of the Van Kampen Open-End Funds.

Barry Fink (49)               Vice President   Since            General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                    February 1997    December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                                                    Director (since December 2000), Secretary (since February 1997)
                                                                and Director (since July 1998) of the Investment Manager and
                                                                Morgan Stanley Services; Vice President of the Retail Funds;
                                                                Assistant Secretary of Morgan Stanley DW; Vice President of the
                                                                Institutional Funds (since July 2003); Managing Director,
                                                                Secretary and Director of the Distributor; previously Secretary
                                                                (February 1997-July 2003) and General Counsel (February
                                                                1997-April 2004) of the Retail Funds; Vice President and Assistant
                                                                General Counsel of the Investment Manager and Morgan Stanley
                                                                Services (February 1997-December 2001).

Ronald E. Robison (65)        Executive Vice   Since            Principal Executive Officer-Office of the Funds (since November
1221 Avenue of the Americas   President and    April 2003       2003); Managing Director of Morgan Stanley & Co. Incorporated,
New York, NY                  Principal                         Managing Director of Morgan Stanley; Managing Director, Chief
                              Executive                         Administrative Officer and Director of the Investment Manager and
                              Officer                           Morgan Stanley Services; Chief Executive Officer and Director of
                                                                the Transfer Agent; Managing Director and Director of the
                                                                Distributor; Executive Vice President and Principal Executive
                                                                Officer of the Institutional Funds (since July 2003) and the
                                                                Retail Funds (since April 2003); Director of Morgan Stanley SICAV
                                                                (since May 2004); previously President and Director of the
                                                                Institutional Funds (March 2001-July 2003) and Chief Global
                                                                Operations Officer and Managing Director of Morgan Stanley
                                                                Investment Management Inc.

Joseph J. McAlinden (61)      Vice President   Since            Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                    July 1995        Manager and Morgan Stanley Investment Management Inc., Director of
New York, NY                                                    the Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                Funds; Vice President of the Institutional Funds (since July 2003)
                                                                and the Retail Funds (since July 1995).

Stefanie V. Chang (37)        Vice President   Since            Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                    July 2003        Stanley Investment Management Inc., and the Investment Manager;
New York, NY                                                    Vice President of the Institutional Funds (since December 1997)
                                                                and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance
                                                                US LLP).

                                                  TERM OF
                                POSITION(S)      OFFICE AND
 NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
    EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   --------------   --------------   ------------------------------------------------------------------
Francis J. Smith (38)         Treasurer and    Treasurer        Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust      Chief            since July       Services (since December 2001); previously Vice President of the
Harborside Financial          Financial        2003 and         Retail Funds (September 2002-July 2003), and Vice President of
Center, Plaza Two,            Officer          Chief Financial  the Investment Manager and Morgan Stanley Services (August
Jersey City, NJ                                Officer since    2000-November 2001) and Senior Manager at PricewaterhouseCoopers
                                               September 2002   LLP (January 1998-August 2000).

Thomas F. Caloia (58)         Vice President   Since            Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                       July 2003        of the Investment Manager, the Distributor and Morgan Stanley
Harborside Financial                                            Services; previously Treasurer of the Retail Funds (April
Center, Plaza Two,                                              1989-July 2003); formerly First Vice President of the Investment
Jersey City, NJ                                                 Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37)           Secretary        Since            Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                    July 2003        Stanley Investment Management Inc. and the Investment Manager;
New York, NY                                                    Secretary of the Institutional Funds (since June 1999) and the
                                                                Retail Funds (since July 2003); formerly practiced law with the
                                                                New York law firms of McDermott, Will& Emery and Skadden, Arps,
                                                                Slate, Meagher & Flom LLP.

----------------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

38565RPT-RA04-00477P-Y06/04


                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS


                    Morgan Stanley Value-Added Market Series -- Equity Portfolio


                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)   Not applicable.

        (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

                                             REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES                     $   31,217                     N/A
              NON-AUDIT FEES
                   AUDIT-RELATED FEES        $      452(2)   $        3,225,276(2)
                   TAX FEES                  $    5,248(3)   $          610,053(4)
                   ALL OTHER FEES            $        -      $                -
              TOTAL NON-AUDIT FEES           $    5,700      $        3,835,329

              TOTAL                          $   36,917      $        3,835,329

           2003

                                             REGISTRANT      COVERED ENTITIES(1)
              AUDIT FEES                     $   29,499                     N/A
              NON-AUDIT FEES
                   AUDIT-RELATED FEES        $      684(2)   $          739,996(2)
                   TAX FEES                  $    5,455(3)   $          187,500(4)
                   ALL OTHER FEES            $        -      $                -(5)
              TOTAL NON-AUDIT FEES           $    6,139      $          927,496

              TOTAL                          $   35,638      $          927,496

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.        STATEMENT OF PRINCIPLES

          The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

          The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

          The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

          The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

          The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.        DELEGATION

          As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.        AUDIT SERVICES

          The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

          In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

          The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.        AUDIT-RELATED SERVICES

          Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

          The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.        TAX SERVICES

          The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

          Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.        ALL OTHER SERVICES

          The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

          The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.        PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

          Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.        PROCEDURES

          All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

          The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.        ADDITIONAL REQUIREMENTS

          The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       COVERED ENTITIES

          Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management
          Morgan Stanley Investments LP
          Van Kampen Asset Management Inc.
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investments LP
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

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(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value-Added Market Series - Equity Portfolio

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004